UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2016

Date of reporting period:	3/31/2016

Item 1. Schedule of Investments

Prudential Short-Term Corporate Bond Fund, Inc.

Schedule of Investments

as of March 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.6%
ASSET-BACKED SECURITIES — 5.1%
Collateralized Loan Obligations
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 144A	2.029	%(a)	01/15/28	25,000	$24,768,530
Ares CLO Ltd. (Cayman Islands), Series 2012-2A, Class AR, 144A	1.911	%(a)	10/12/23	40,000	39,734,276
Ares XXVII CLO Ltd. (Cayman Islands), Series 2013-2A, Class A2R, 144A	1.971	%(a)	07/28/25	25,000	24,854,902
Atrium X CLO (Cayman Islands), Series 2015-10A, Class A, 144A	1.740	%(a)	07/16/25	40,000	39,444,524
Benefit Street Partners CLO IV Ltd. (Cayman Islands), 2014-IVA, Class A1A, 144A	2.114	%(a)	07/20/26	5,000	4,942,665
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.150	%(a)	07/18/27	11,500	11,345,645
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.124	%(a)	07/20/27	45,000	43,951,464
Magnetite IX Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	2.039	%(a)	07/25/26	7,320	7,272,618
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	2.102	%(a)	04/15/26	3,000	2,979,657
Marea CLO Ltd. (Cayman Islands), Series 2012-1A, Class AR, 144A	1.972	%(a)	10/15/23	25,000	24,774,805
Mill Creek CLO Ltd., Series 2016-1A, Class A, 144A^	2.340	%(a)	04/20/28	20,000	19,900,000
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.132	%(a)	10/15/26	5,000	4,824,929
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	2.082	%(a)	07/15/27	26,000	25,103,244
OZLM Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	2.141	%(a)	07/22/27	25,000	24,801,705
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.124	%(a)	07/20/27	35,000	34,443,381
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.068	%(a)	05/15/26	25,000	24,382,790
Sound Point CLO IX Ltd. (Cayman Islands), Series 2015-2A, Class A, 144A	2.144	%(a)	07/20/27	40,000	39,612,808
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.140	%(a)	04/18/26	5,000	4,937,731
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.124	%(a)	07/20/27	45,000	43,987,846
West CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	2.020	%(a)	11/07/25	25,000	24,326,868

TOTAL ASSET-BACKED SECURITIES (cost $476,181,533)					470,390,388

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.8%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.557	%(a)	04/10/49	15,840	16,148,388
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A3	3.061%		02/10/48	12,750	13,278,813

COBALT Commercial Mortgage Trust, Series 2006-C1, Class A1A	5.199%		08/15/48	5,184	5,261,806
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	3,200	3,197,966
Commercial Mortgage Trust, Series 2014-CR18, Class A3	3.528%		07/15/47	7,400	7,866,897
Commercial Mortgage Trust, Series 2014-CR19, Class A3	3.530%		08/10/47	14,824	15,782,085
Commercial Mortgage Trust, Series 2015-CR22, Class A3	3.207%		03/10/48	27,750	28,834,503
Commercial Mortgage Trust, Series 2015-DC1, Class A3	3.219%		02/10/48	20,000	20,794,404
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642%		08/10/44	8,992	9,003,135

GS Mortgage Securities Corp. II, Series 2013-GC14, Class A3	3.526%		08/10/46	17,475	18,269,779
GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.680%		04/10/47	19,000	20,357,691
GS Mortgage Securities Trust, Series 2014-GC22, Class A3	3.516%		06/10/47	20,000	21,125,062
GS Mortgage Securities Trust, Series 2014-GC24, Class A3	3.342%		09/10/47	10,000	10,532,841
GS Mortgage Securities Trust, Series 2015-GC28, Class A3	3.307%		02/10/48	8,225	8,644,456
JPMMB Commercial Mortgage Securities Trust, Series 2014-C21, Class A3	3.435%		08/15/47	15,000	15,627,543
JPMMB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	19,754	20,351,955
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475%		12/15/47	7,000	7,054,764
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	5.935	%(a)	02/15/51	77	76,861
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A3	2.682%		12/15/47	22,445	22,754,911
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3	3.525%		01/15/46	10,000	10,430,636
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	11,376	11,714,061
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A3	3.472%		07/15/47	20,000	20,868,742
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	11,620	11,745,663
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	4,448	4,484,556
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	31,000	31,756,682
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	6.011	%(a)	06/15/45	6,149	6,151,312
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	14,462	14,593,464
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	12,586	12,689,993
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3	5.246%		12/15/43	1,146	1,163,056
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(a)	05/15/46	18,806	19,320,588
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A2	3.531%		07/15/46	10,000	10,659,345
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A3	3.086%		04/15/50	16,633	17,108,644
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A3	3.058%		05/15/48	5,791	5,960,039

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $446,250,280)					443,610,641

CORPORATE BONDS — 87.5%
Aerospace/Defense — 0.3%
Exelis, Inc., Gtd. Notes	4.250%		10/01/16	5,000	5,070,640
Harris Corp., Sr. Unsec’d. Notes	1.999%		04/27/18	3,445	3,438,754
Harris Corp., Sr. Unsec’d. Notes	2.700%		04/27/20	8,270	8,293,429
L-3 Communications Corp., Gtd. Notes	1.500%		05/28/17	2,705	2,695,730
United Technologies Corp., Jr. Sub. Notes	1.778%		05/04/18	5,055	5,066,778

					24,565,331

Agriculture — 1.4%
Altria Group, Inc., Gtd. Notes(c)	9.250%	08/06/19	9,353	11,556,829
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	26,140	26,215,126
Philip Morris International, Inc., Sr. Unsec’d. Notes(c)	1.875%	01/15/19	12,900	13,111,122
Reynolds American, Inc., Gtd. Notes(c)	2.300%	08/21/17	11,600	11,754,953
Reynolds American, Inc., Gtd. Notes(c)	2.300%	06/12/18	31,845	32,480,881
Reynolds American, Inc., Gtd. Notes(c)	3.250%	06/12/20	4,905	5,129,428
Reynolds American, Inc., Gtd. Notes(c)	3.500%	08/04/16	16,264	16,365,536
Reynolds American, Inc., Gtd. Notes	6.875%	05/01/20	9,285	10,941,063

				127,554,938

Airlines — 1.3%
American Airlines, Series 2013-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.000%	07/15/25	2,407	2,476,697
American Airlines, Series 2013-2, Class A, Pass-Through Trust, Pass-Through Certificates	4.950%	01/15/23	34,470	36,880,099
Continental Airlines, Inc., Series 1998-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.648%	09/15/17	704	725,623
Continental Airlines, Inc., Series 1998-3, Class A-1, Pass-Through Trust, Pass-Through Certificates^	6.820%	05/01/18	3,208	3,335,949
Continental Airlines, Inc., Series 1999-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.545%	02/02/19	2,032	2,147,722
Continental Airlines, Inc., Series 2001-1, Class A-1, Pass-Through Trust, Pass-Through Certificates	6.703%	06/15/21	163	171,040
Continental Airlines, Inc., Series 2007-1, Class A, Pass-Through Trust, Pass-Through Certificates	5.983%	04/19/22	14,457	15,974,855
Continental Airlines, Inc., Series 2009-2, Class A, Pass-Through Trust, Pass-Through Certificates	7.250%	11/10/19	10,844	12,226,410
Continental Airlines, Inc., Series 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.750%	01/12/21	2,705	2,853,455
Delta Air Lines, Inc., Series 2007-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.821%	08/10/22	4,713	5,419,666
Delta Air Lines, Inc., Series 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.200%	07/02/18	2,952	3,158,287
Delta Air Lines, Inc., Series 2010-2, Class A, Pass-Through Trust, Pass-Through Certificates	4.950%	05/23/19	12,640	13,303,903
Delta Air Lines, Inc., Series 2011-1, Class A, Pass-Through Trust, Pass-Through Certificates	5.300%	04/15/19	1,320	1,409,488
Delta Air Lines, Inc., Series 2012-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.750%	05/07/20	8,311	8,809,950
Southwest Airlines Co., Sr. Unsec’d. Notes	2.650%	11/05/20	7,235	7,376,900

				116,270,044

Apparel — 0.1%
VF Corp., Sr. Unsec’d. Notes	5.950%	11/01/17	5,915	6,309,678

Auto Manufacturers — 4.8%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.875%	01/11/18	6,802	6,837,268
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%	03/02/20	10,125	10,187,573
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A(c)	2.375%	08/01/18	15,000	15,241,710

Daimler Finance North America LLC (Germany), Gtd. Notes, 144A(c)	2.950%		01/11/17	8,270	8,385,763
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.700%		05/09/16	10,911	10,918,321
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.145%		01/09/18	11,610	11,596,254
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	14,300	14,325,526
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		03/12/19	19,450	19,538,400
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(c)	2.459%		03/27/20	18,730	18,605,858
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.551%		10/05/18	6,570	6,592,732
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, MTN(c)	2.943%		01/08/19	19,740	20,044,549
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(c)	3.200%		01/15/21	20,000	20,442,120
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(c)	3.336%		03/18/21	14,025	14,432,342
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.984%		06/15/16	24,348	24,502,342
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.250%		02/03/17	14,520	14,843,970
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.000%		05/15/18	45,956	48,526,089
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	6.625%		08/15/17	2,000	2,121,392
General Motors Co., Sr. Unsec’d. Notes	3.500%		10/02/18	39,500	40,433,661
General Motors Financial Co., Inc., Gtd. Notes(c)	3.100%		01/15/19	11,500	11,637,529
General Motors Financial Co., Inc., Gtd. Notes	3.150%		01/15/20	14,815	14,860,067
General Motors Financial Co., Inc., Gtd. Notes(c)	3.200%		07/13/20	7,980	7,962,157
General Motors Financial Co., Inc., Gtd. Notes	3.250%		05/15/18	6,975	7,091,085
General Motors Financial Co., Inc., Gtd. Notes	3.700%		11/24/20	14,000	14,267,582
General Motors Financial Co., Inc., Gtd. Notes(c)	4.200%		03/01/21	20,950	21,638,773
General Motors Financial Co., Inc., Gtd. Notes	4.750%		08/15/17	16,500	17,032,983
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	2.400%		09/15/19	18,145	18,481,699
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	2.700%		03/15/17	12,210	12,395,299
Volkswagen International Finance NV (Germany), Gtd. Notes, 144A	2.375%		03/22/17	10,050	10,093,014

					443,036,058

Auto Parts & Equipment — 0.3%
Delphi Automotive PLC (United Kingdom), Gtd. Notes	3.150%		11/19/20	16,465	16,810,008
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(c)	4.000%		04/29/20	7,000	7,078,750

					23,888,758

Banks — 23.3%
Bank of America Corp., Jr. Sub. Notes, Series K	8.000	%(a)	07/29/49	10,601	10,375,729
Bank of America Corp., Jr. Sub. Notes, Series M(c)	8.125	%(a)	12/29/49	10,000	9,850,000
Bank of America Corp., Jr. Sub. Notes, Series V(c)	5.125	%(a)	12/29/49	15,000	14,175,000
Bank of America Corp., Sr. Unsec’d. Notes(c)	2.000%		01/11/18	35,235	35,380,098
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	47,055	47,850,700
Bank of America Corp., Sr. Unsec’d. Notes(c)	2.650%		04/01/19	20,320	20,676,677
Bank of America Corp., Sr. Unsec’d. Notes	5.625%		10/14/16	2,144	2,195,130
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	5,000	5,367,355
Bank of America Corp., Sr. Unsec’d. Notes	5.750%		12/01/17	30,860	32,792,484
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	47,395	50,089,358
Bank of America Corp., Sub. Notes	5.750%		08/15/16	10,000	10,166,380
Bank of America NA, Sub. Notes	5.300%		03/15/17	10,500	10,866,240
Bank of America NA, Sub. Notes	6.000%		06/15/16	10,000	10,095,030
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	2.300%		03/10/19	20,200	20,370,468
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%		11/08/19	13,315	13,224,591
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		06/08/20	15,445	15,205,803
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes(c)	3.250%		01/12/21	24,000	23,897,160
BPCE SA (France), Gtd. Notes, MTN	2.500%		07/15/19	10,000	10,113,840
Capital One Financial Corp., Sr. Unsec’d. Notes	2.450%		04/24/19	12,075	12,203,273

Capital One Financial Corp., Sr. Unsec’d. Notes	3.150%		07/15/16	10,250	10,308,394
Capital One Financial Corp., Sr. Unsec’d. Notes	5.250%		02/21/17	11,913	12,297,218
Capital One Financial Corp., Sr. Unsec’d. Notes	6.750%		09/15/17	32,225	34,327,810
Capital One NA, Sr. Unsec’d. Notes	2.400%		09/05/19	12,135	12,101,119
CIT Group, Inc., Sr. Unsec’d. Notes(c)	3.875%		02/19/19	20,000	19,950,000
Citigroup, Inc., Jr. Sub. Notes	5.950	%(a)	12/29/49	19,535	18,694,995
Citigroup, Inc., Jr. Sub. Notes(c)	6.125	%(a)	12/29/49	6,810	6,826,821
Citigroup, Inc., Sr. Unsec’d. Notes(c)	1.700%		04/27/18	20,000	19,927,960
Citigroup, Inc., Sr. Unsec’d. Notes(c)	2.500%		09/26/18	10,245	10,401,687
Citigroup, Inc., Sr. Unsec’d. Notes(c)	2.500%		07/29/19	19,810	20,076,246
Citigroup, Inc., Sr. Unsec’d. Notes(c)	2.550%		04/08/19	23,100	23,445,206
Citigroup, Inc., Sr. Unsec’d. Notes(c)	2.650%		10/26/20	39,750	40,124,882
Citigroup, Inc., Sr. Unsec’d. Notes(c)	2.700%		03/30/21	41,720	42,024,139
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	13,155	13,172,549
Credit Suisse (Switzerland), Sr. Unsec’d. Notes, GMTN(c)	1.375%		05/26/17	14,800	14,757,998
Credit Suisse (Switzerland), Sr. Unsec’d. Notes(c)	1.700%		04/27/18	8,230	8,194,282
Credit Suisse (Switzerland), Sr. Unsec’d. Notes, GMTN	2.300%		05/28/19	37,895	38,253,941
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	2.750%		03/26/20	20,250	19,983,550
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A(c)	3.125%		12/10/20	5,000	4,972,415
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A(c)	2.800%		03/10/21	22,760	23,107,022
Deutsche Bank AG London (Germany), Sr. Unsec’d. Notes	1.875%		02/13/18	25,445	25,283,043
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	28,905	28,754,896
Fifth Third Bancorp, Sr. Unsec’d. Notes	2.300%		03/15/19	6,250	6,306,413
Fifth Third Bancorp, Sr. Unsec’d. Notes	2.375%		04/25/19	7,620	7,702,685
Fifth Third Bancorp, Sub. Notes	5.450%		01/15/17	15,730	16,114,473
First Horizon National Corp., Sr. Unsec’d. Notes	3.500%		12/15/20	13,890	13,880,152
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(c)	5.375	%(a)	12/29/49	9,610	9,296,714
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(c)	5.700	%(a)	12/29/49	9,925	9,701,687
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.375%		01/22/18	45,125	45,705,443
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.550%		10/23/19	9,500	9,643,745
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.600%		04/23/20	16,000	16,131,776
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.625%		01/31/19	5,000	5,098,850
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(c)	2.875%		02/25/21	38,750	39,431,302
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.900%		07/19/18	16,050	16,424,784
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	10,000	11,096,330
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.950%		01/18/18	36,835	39,501,522
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	24,250	26,233,504
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	7.500%		02/15/19	25,727	29,633,928
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	1.500%		05/15/18	5,000	4,982,085
HSBC USA, Inc., Sr. Unsec’d. Notes	2.625%		09/24/18	9,855	9,992,211
HSBC USA, Inc., Sub. Notes	4.875%		08/24/20	12,865	13,789,337
Huntington Bancshares, Inc., Sr. Unsec’d. Notes(c)	2.600%		08/02/18	13,660	13,771,561
JPMorgan Chase & Co., Jr. Sub. Notes(c)	5.000	%(a)	12/29/49	20,000	19,100,000
JPMorgan Chase & Co., Jr. Sub. Notes(c)	7.900	%(a)	12/29/49	14,000	14,000,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes(c)	1.625%		05/15/18	11,184	11,206,950
JPMorgan Chase & Co., Sr. Unsec’d. Notes	1.800%		01/25/18	20,500	20,595,181
JPMorgan Chase & Co., Sr. Unsec’d. Notes(c)	2.000%		08/15/17	8,875	8,962,472
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.200%		10/22/19	15,705	15,974,105
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.250%		01/23/20	25,350	25,550,518
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.550%		10/29/20	15,090	15,293,262
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.000%		01/15/18	40,000	43,078,200
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	65,200	73,737,875
KeyBank NA, Sr. Unsec’d. Notes	2.500%		12/15/19	16,025	16,229,687

Lloyds Bank PLC (United Kingdom), Gtd. Notes	1.750%		03/16/18	3,435	3,430,960
Lloyds Bank PLC (United Kingdom), Gtd. Notes	2.000%		08/17/18	9,090	9,116,670
Lloyds Bank PLC (United Kingdom), Gtd. Notes	2.700%		08/17/20	7,494	7,583,711
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes	1.750%		05/14/18	20,260	20,213,321
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes	2.300%		11/27/18	5,850	5,897,765
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800%		01/13/20	24,810	27,984,092
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300%		01/30/19	23,960	24,289,162
Merrill Lynch & Co, Inc., Sr. Unsec’d. Notes, MTN	6.875%		04/25/18	30,840	33,862,968
Merrill Lynch & Co, Inc., Sub. Notes	6.050%		05/16/16	12,000	12,082,704
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18	5,750	5,751,093
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	2.450%		04/16/19	17,955	18,133,150
Morgan Stanley, Jr. Sub. Notes(c)	5.450	%(a)	07/29/49	17,375	16,419,375
Morgan Stanley, Jr. Sub. Notes(c)	5.550	%(a)	12/29/49	4,700	4,633,025
Morgan Stanley, Sr. Unsec’d. Notes(c)	1.875%		01/05/18	17,140	17,194,522
Morgan Stanley, Sr. Unsec’d. Notes(c)	2.125%		04/25/18	26,790	26,975,735
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	2.375%		07/23/19	26,670	26,950,328
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	2.450%		02/01/19	9,430	9,569,479
Morgan Stanley, Sr. Unsec’d. Notes(c)	2.650%		01/27/20	19,700	19,991,264
Morgan Stanley, Sr. Unsec’d. Notes(c)	2.800%		06/16/20	25,800	26,269,870
Morgan Stanley, Sr. Unsec’d. Notes	4.750%		03/22/17	10,000	10,328,170
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17	4,550	4,694,149
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		01/26/20	14,765	16,455,017
Morgan Stanley, Sr. Unsec’d. Notes, MTN(c)	5.550%		04/27/17	14,875	15,509,865
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	5,498	6,117,998
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.250%		08/28/17	11,493	12,211,795
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	6.625%		04/01/18	25,000	27,313,375
PNC Bank NA, Sr. Unsec’d. Notes	2.200%		01/28/19	15,425	15,658,226
PNC Bank NA, Sr. Unsec’d. Notes	2.250%		07/02/19	19,850	20,164,484
Santander Bank NA, Sr. Unsec’d. Notes	2.000%		01/12/18	12,785	12,675,842
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.625%		04/19/16	3,055	3,059,491
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		10/16/20	21,590	21,480,431
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	2.375%		03/25/19	44,760	45,182,311
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes(c)	1.500%		01/18/18	10,270	10,224,155
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	1.800%		07/18/17	19,221	19,238,030
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%		01/10/19	8,680	8,821,441
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%		01/16/20	7,110	7,194,033
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.350%		11/01/18	17,695	17,817,679
SunTrust Banks, Inc., Sr. Unsec’d. Notes(c)	2.500%		05/01/19	20,200	20,391,052
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes	2.500%		01/25/19	5,325	5,452,944
UBS AG (Switzerland), Sr. Unsec’d. Notes, GMTN	2.375%		08/14/19	25,410	25,793,793
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A(c)	2.950%		09/24/20	13,750	13,795,554
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	3.000%		04/15/21	28,510	28,541,238
Union Bank NA, Sr. Unsec’d. Notes	2.625%		09/26/18	17,785	18,102,231
Wachovia Bank NA, Sub. Notes	6.000%		11/15/17	12,525	13,435,693
Wells Fargo & Co., Jr. Sub. Notes(c)	7.980	%(a)	03/29/49	17,472	18,081,773
Wells Fargo & Co., Sr. Unsec’d. Notes	2.125%		04/22/19	13,975	14,198,893

					2,158,337,098

Beverages — 1.7%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650%		02/01/21	39,630	40,723,273
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes(c)	3.300%		02/01/23	22,385	23,271,961
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.375%		01/15/20	10,000	11,276,110
Beam, Inc. (Japan), Sr. Unsec’d. Notes	1.875%		05/15/17	8,465	8,505,810
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes(c)	2.375%		11/26/18	25,500	25,887,192
Heineken NV (Netherlands), Sr. Unsec’d. Notes, 144A	1.400%		10/01/17	6,325	6,348,200
Molson Coors Brewing Co., Gtd. Notes	2.000%		05/01/17	10,975	11,022,061
SABMiller Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	2.450%		01/15/17	30,990	31,274,178

					158,308,785

Biotechnology — 1.9%
Amgen, Inc., Sr. Unsec’d. Notes	2.125%		05/15/17	26,975	27,281,895
Amgen, Inc., Sr. Unsec’d. Notes(c)	2.125%		05/01/20	23,895	24,187,833
Amgen, Inc., Sr. Unsec’d. Notes(c)	2.200%		05/22/19	24,700	25,267,606
Amgen, Inc., Sr. Unsec’d. Notes	2.300%		06/15/16	12,775	12,811,485
Amgen, Inc., Sr. Unsec’d. Notes	6.150%		06/01/18	6,000	6,583,896
Biogen, Inc., Sr. Unsec’d. Notes	2.900%		09/15/20	12,910	13,286,314
Celgene Corp., Sr. Unsec’d. Notes(c)	1.900%		08/15/17	5,555	5,599,507
Celgene Corp., Sr. Unsec’d. Notes	2.300%		08/15/18	17,100	17,356,551
Celgene Corp., Sr. Unsec’d. Notes(c)	2.875%		08/15/20	27,740	28,571,007
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.550%		09/01/20	9,620	9,906,820

					170,852,914

Building Materials — 0.3%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	3.000%		06/15/20	11,225	11,362,203
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	1.729	%(a)	06/30/17	13,885	13,757,633

					25,119,836

Chemicals — 3.0%
Ashland, Inc., Sr. Unsec’d. Notes(c)	3.875%		04/15/18	15,000	15,506,250
Cabot Corp., Sr. Unsec’d. Notes	2.550%		01/15/18	19,425	19,645,532
Chevron Phillips Chemical Co. LLC, Sr. Unsec’d. Notes, 144A	2.450%		05/01/20	16,040	15,836,629
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%		11/15/21	24,913	27,138,404
Dow Chemical Co. (The), Sr. Unsec’d. Notes	8.550%		05/15/19	15,000	17,842,620
Eastman Chemical Co., Sr. Unsec’d. Notes	2.400%		06/01/17	8,770	8,842,782
Eastman Chemical Co., Sr. Unsec’d. Notes	2.700%		01/15/20	29,600	30,197,654
Eastman Chemical Co., Sr. Unsec’d. Notes	4.500%		01/15/21	6,600	7,138,890
Ecolab, Inc., Sr. Unsec’d. Notes	1.450%		12/08/17	15,600	15,582,965
Ecolab, Inc., Sr. Unsec’d. Notes	2.250%		01/12/20	4,215	4,257,909
Ecolab, Inc., Sr. Unsec’d. Notes	3.000%		12/08/16	21,965	22,231,985
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%		04/15/19	41,595	44,438,101
Monsanto Co., Sr. Unsec’d. Notes	2.750%		07/15/21	10,275	10,497,330
Rohm & Haas Co., Sr. Unsec’d. Notes	6.000%		09/15/17	4,739	5,011,251
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	1.350%		12/15/17	13,325	13,321,882
Solvay Finance America LLc (Belgium), Gtd. Notes, 144A	3.400%		12/03/20	20,875	21,221,775

					278,711,959

Commercial Services — 0.9%
ADT Corp. (The), Sr. Unsec’d. Notes(c)	2.250%		07/15/17	30,076	30,451,950
Catholic Health Initiatives, Sec’d. Notes	1.600%		11/01/17	2,100	2,102,886
Catholic Health Initiatives, Unsec’d. Notes	2.600%		08/01/18	5,270	5,367,611
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,046,966; purchased 07/18/13)(d)(e)	2.800%		11/01/18	2,050	2,081,492
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,970,240; purchased 10/10/12)(d)(e)	1.400%		04/15/16	2,975	2,975,494

ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $20,804,581; purchased 06/30/14)(d)(e)	2.350%	10/15/19	20,835	20,870,711
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $3,519,014; purchased 03/12/12)(d)(e)	2.750%	03/15/17	3,520	3,561,856
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $5,150,587; purchased 12/17/10-11/05/13)(d)(e)	6.375%	10/15/17	4,461	4,765,686
Total System Services, Inc., Sr. Unsec’d. Notes(c)	3.800%	04/01/21	11,010	11,322,717

				83,500,403

Computers — 1.5%
Apple, Inc., Sr. Unsec’d. Notes	2.250%	02/23/21	33,870	34,507,535
Apple, Inc., Sr. Unsec’d. Notes	2.850%	05/06/21	23,785	24,939,262
EMC Corp., Sr. Unsec’d. Notes	1.875%	06/01/18	32,460	31,745,556
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17	27,170	27,347,393
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18	5,090	5,175,471
Seagate HDD Cayman, Gtd. Notes(c)	3.750%	11/15/18	13,195	13,137,087

				136,852,304

Diversified Financial Services — 2.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes(c)	2.750%	05/15/17	4,850	4,825,750
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19	7,310	7,273,450
Air Lease Corp., Sr. Unsec’d. Notes	5.625%	04/01/17	2,665	2,738,074
Ally Financial, Inc., Sr. Unsec’d. Notes(c)	3.750%	11/18/19	10,000	9,900,000
American Express Co., Jr. Sub. Notes	4.900%(a)	12/29/49	9,330	8,373,675
American Express Co., Jr. Sub. Notes(c)	5.200%(a)	05/29/49	2,560	2,422,400
American Express Co., Sr. Unsec’d. Notes	1.208%(a)	05/22/18	2,000	1,986,772
American Express Co., Sr. Unsec’d. Notes	7.000%	03/19/18	19,920	21,849,810
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN	2.250%	08/15/19	8,850	8,960,200
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.150%	11/21/18	3,675	3,672,181
Capital One Bank USA NA, Sr. Unsec’d. Notes(c)	2.300%	06/05/19	11,125	11,086,863
Capital One Bank USA NA, Sub. Notes	8.800%	07/15/19	7,995	9,437,282
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	2.200%	07/25/18	3,950	4,005,683
Discover Financial Services, Sr. Unsec’d. Notes	6.450%	06/12/17	4,112	4,310,318
GE Capital International Funding Co., Gtd. Notes, 144A	0.964%	04/15/16	16,920	16,920,931
GE Capital International Funding Co., Gtd. Notes, 144A	2.342%	11/15/20	8,342	8,545,878
International Lease Finance Corp., Sr. Unsec’d. Notes(c)	3.875%	04/15/18	16,644	16,738,871
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16	3,750	3,759,375
International Lease Finance Corp., Sr. Unsec’d. Notes	8.750%	03/15/17	10,644	11,212,390
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)	5.250%(g)	02/06/12	1,520	109,744
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)	5.625%(g)	01/24/13	1,000	73,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)	6.000%(g)	07/19/12	900	64,980
Navient Corp., Sr. Unsec’d. Notes, MTN(c)	4.625%	09/25/17	500	505,625
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000%	01/25/17	9,565	9,684,563
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%	09/13/16	14,300	14,342,771
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, GMTN	2.750%	03/19/19	32,025	32,492,533
NYSE Euronext, Gtd. Notes	2.000%	10/05/17	19,880	20,026,619
Synchrony Financial, Sr. Unsec’d. Notes	1.875%	08/15/17	7,025	7,003,272
Synchrony Financial, Sr. Unsec’d. Notes	2.600%	01/15/19	120	120,256
Synchrony Financial, Sr. Unsec’d. Notes	2.700%	02/03/20	17,625	17,464,683
Synchrony Financial, Sr. Unsec’d. Notes	3.000%	08/15/19	10,115	10,275,363

				270,183,812

Electric — 2.5%
American Electric Power Co, Inc., Sr. Unsec’d. Notes	1.650%	12/15/17	19,295	19,178,940
CMS Energy Corp., Sr. Unsec’d. Notes	6.550%	07/17/17	5,000	5,307,130

Commonwealth Edison Co., First Mortgage	2.150%	01/15/19	5,375	5,438,925
Dayton Power & Light Co. (The), First Mortgage	1.875%	09/15/16	3,450	3,464,138
Dominion Resources, Inc., Jr. Sub. Notes	4.104%	04/01/21	22,500	23,007,825
Dominion Resources, Inc., Sr. Unsec’d. Notes	1.950%	08/15/16	10,100	10,131,906
Duke Energy Corp., Sr. Unsec’d. Notes	2.100%	06/15/18	4,350	4,370,789
Entergy Corp., Sr. Unsec’d. Notes	4.700%	01/15/17	7,460	7,595,750
Exelon Corp., Sr. Unsec’d. Notes(c)	2.850%	06/15/20	10,670	10,888,671
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	2.950%	01/15/20	26,996	27,169,827
FirstEnergy Corp., Sr. Unsec’d. Notes(c)	2.750%	03/15/18	10,850	10,953,346
Georgia Power Co., Sr. Unsec’d. Notes	2.400%	04/01/21	29,095	29,362,296
Kentucky Power Co., Sr. Unsec’d. Notes, 144A	6.000%	09/15/17	7,040	7,424,222
NextEra Energy Capital Holdings, Inc., Gtd. Notes	1.586%	06/01/17	4,770	4,773,945
Ohio Power Co., Sr. Unsec’d. Notes	6.000%	06/01/16	10,366	10,442,574
PG&E Corp., Sr. Unsec’d. Notes	2.400%	03/01/19	18,060	18,300,975
PSEG Power LLC, Gtd. Notes	2.750%	09/15/16	16,085	16,213,535
Southern Co. (The), Sr. Unsec’d. Notes	1.950%	09/01/16	10,455	10,504,379
Southern Co. (The), Sr. Unsec’d. Notes	2.450%	09/01/18	7,050	7,162,736
TECO Finance, Inc., Sr. Unsec’d. Notes	6.572%	11/01/17	2,000	2,137,798

				233,829,707

Electronics — 0.2%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.000%	03/01/18	5,425	5,491,310
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	5.750%	03/11/18	7,825	8,380,113
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.350%	08/01/19	3,455	3,487,425

				17,358,848

Food — 2.1%
ConAgra Foods, Inc., Sr. Unsec’d. Notes	1.900%	01/25/18	13,195	13,250,973
ConAgra Foods, Inc., Sr. Unsec’d. Notes	2.100%	03/15/18	9,718	9,738,204
JM Smucker Co. (The), Gtd. Notes(c)	1.750%	03/15/18	5,965	5,988,872
JM Smucker Co. (The), Gtd. Notes	2.500%	03/15/20	3,100	3,135,414
Kellogg Co., Sr. Unsec’d. Notes	1.750%	05/17/17	4,925	4,961,455
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	2.250%	06/05/17	10,720	10,823,116
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.125%	08/23/18	11,431	12,599,260
Kraft Heinz Foods Co., Gtd. Notes, 144A(c)	2.800%	07/02/20	38,045	39,077,579
Kroger Co. (The), Gtd. Notes	6.400%	08/15/17	9,800	10,473,711
Kroger Co. (The), Sr. Unsec’d. Notes(c)	2.300%	01/15/19	4,125	4,218,815
Sysco Corp., Gtd. Notes	2.500%	07/15/21	10,870	10,996,277
Tyson Foods, Inc., Gtd. Notes(c)	2.650%	08/15/19	13,580	13,927,213
Tyson Foods, Inc., Gtd. Notes	6.600%	04/01/16	21,250	21,250,000
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A(c)	2.000%	10/20/17	7,390	7,420,506
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%	10/21/18	23,740	23,977,068
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.900%	10/21/19	2,550	2,619,097

				194,457,560

Forest Products & Paper — 0.6%
International Paper Co., Sr. Unsec’d. Notes(c)	5.250%	04/01/16	4,500	4,500,000
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	34,026	38,287,246
International Paper Co., Sr. Unsec’d. Notes	9.375%	05/15/19	8,295	9,872,734

				52,659,980

Gas — 0.6%
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	5.950%	02/01/17	12,400	12,824,279
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes(c)	2.800%	11/15/20	9,700	9,904,127
Sempra Energy, Sr. Unsec’d. Notes	2.300%	04/01/17	12,390	12,469,073
Sempra Energy, Sr. Unsec’d. Notes	2.850%	11/15/20	22,900	23,283,277

				58,480,756

Hand/Machine Tools — 0.2%
Stanley Black & Decker, Inc., Sub. Notes	2.451%	11/17/18	22,195	22,537,580

Healthcare - Products — 2.0%
Becton Dickinson & Co., Sr. Unsec’d. Notes	1.450%	05/15/17	4,500	4,507,205
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.675%	12/15/19	17,730	18,164,314
Boston Scientific Corp., Sr. Unsec’d. Notes(c)	2.850%	05/15/20	6,575	6,677,557
CR Bard, Inc., Sr. Unsec’d. Notes	1.375%	01/15/18	11,225	11,241,131
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%	10/15/18	10,525	10,778,379
Medtronic, Inc., Gtd. Notes	2.500%	03/15/20	58,610	60,650,331
St. Jude Medical, Inc., Sr. unsec’d. Notes	2.800%	09/15/20	25,260	25,830,573
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.250%	08/15/16	13,005	13,076,007
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.400%	02/01/19	4,985	5,043,793
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.000%	04/01/18	13,075	13,106,066
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.700%	04/01/20	15,435	15,651,414

				184,726,770

Healthcare - Products — 0.2%
Stryker Corp., Sr. Unsec’d. Notes	2.625%	03/15/21	17,460	17,804,468

Healthcare - Services — 2.7%
Aetna, Inc., Sr. Unsec’d. Notes	1.500%	11/15/17	3,000	3,006,132
Aetna, Inc., Sr. Unsec’d. Notes	1.750%	05/15/17	10,655	10,704,119
Aetna, Inc., Sr. Unsec’d. Notes	2.200%	03/15/19	10,125	10,312,009
Anthem, Inc., Sr. Unsec’d. Notes	1.875%	01/15/18	41,195	41,325,506
Anthem, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	23,940	24,070,114
Anthem, Inc., Sr. Unsec’d. Notes	2.300%	07/15/18	9,875	9,987,358
Anthem, Inc., Sr. Unsec’d. Notes	3.700%	08/15/21	14,150	14,867,433
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.950%	03/15/17	19,180	20,027,929
Dignity Health, Sec’d. Notes	2.637%	11/01/19	8,900	9,084,283
Humana, Inc., Sr. Unsec’d. Notes	2.625%	10/01/19	9,010	9,153,899
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.200%	08/23/17	14,785	14,867,663
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.500%	11/01/18	8,100	8,168,769
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20	3,640	3,655,292
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes(c)	4.625%	11/15/20	3,730	4,035,968
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500%	03/30/20	30,000	30,110,550
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.300%	12/15/19	8,600	8,738,838
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.700%	07/15/20	14,800	15,374,151
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%	02/15/18	15,075	16,367,666

				253,857,679

Home Builders — 0.2%
D.R. Horton, Inc., Gtd. Notes(c)	3.625%	02/15/18	11,000	11,275,000
Toll Brothers Finance Corp., Gtd. Notes(c)	4.000%	12/31/18	8,050	8,331,750

				19,606,750

Home Furnishings — 0.1%
Whirlpool Corp., Sr. Unsec’d. Notes	2.400%	03/01/19	12,725	12,891,023

Housewares — 0.6%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes(c)	2.050%	12/01/17	7,090	7,111,483
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.875%	12/01/19	19,755	19,970,982
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.600%	03/29/19	6,305	6,396,687
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes(c)	3.150%	04/01/21	11,575	11,890,048
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.000%	06/15/22	10,895	11,220,357

				56,589,557

Insurance — 3.4%
ACE INA Holdings, Inc., Gtd. Notes(c)	2.300%	11/03/20	24,800	25,212,945
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%	11/15/20	500	549,418
Allied World Assurance Co. Ltd., Gtd. Notes	7.500%	08/01/16	5,090	5,187,560
American International Group, Inc., Sr. Unsec’d. Notes(c)	2.300%	07/16/19	29,190	29,490,628
American International Group, Inc., Sr. Unsec’d. Notes(c)	3.300%	03/01/21	15,095	15,432,932
Aon Corp., Gtd. Notes	3.125%	05/27/16	4,665	4,681,094
Axis Specialty Finance PLC, Gtd. Notes	2.650%	04/01/19	9,160	9,159,111
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(c)	2.200%	03/15/21	20,600	21,037,276
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000%	06/01/21	10,004	10,847,627
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.700%	08/15/16	3,135	3,195,778
Markel Corp., Sr. Unsec’d. Notes	7.125%	09/30/19	14,001	16,101,780
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes, MTN	2.550%	10/15/18	5,875	5,983,452
MetLife, Inc., Sr. Unsec’d. Notes	1.756%	12/15/17	12,125	12,191,930
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	1.500%	01/10/18	18,310	18,335,506
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	2.300%	04/10/19	50,000	50,867,050
New York Life Global Funding, Sec’d. Notes, 144A	2.100%	01/02/19	20,570	20,925,532
Principal Financial Group, Inc., Gtd. Notes	1.850%	11/15/17	10,345	10,365,721
Principal Life Global Funding II, Sec’d. Notes, 144A	2.200%	04/08/20	9,525	9,583,398
TIAA Asset Management Finance LLC, Sr. Unsec’d. Notes, 144A (original cost $23,895,808; purchased 10/27/14-02/12/15)(d)(e)	2.950%	11/01/19	23,585	23,935,615
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	13,600	14,670,946
XLIT Ltd. (Ireland), Gtd. Notes	2.300%	12/15/18	9,251	9,281,029

				317,036,328

Iron/Steel — 0.1%
Nucor Corp., Sr. Unsec’d. Notes	5.850%	06/01/18	11,000	11,840,543

Leisure Time — 0.3%
Carnival Corp., Gtd. Notes	1.875%	12/15/17	30,705	30,800,308

Lodging — 1.0%
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%	03/01/19	25,350	25,894,087
Marriott International, Inc., Sr. Unsec’d. Notes	3.375%	10/15/20	4,195	4,339,459
Marriott International, Inc., Sr. Unsec’d. Notes	6.375%	06/15/17	9,400	9,914,011
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%	05/15/18	3,000	3,274,932
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	7.150%	12/01/19	10,218	11,831,964
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%	03/01/18	7,610	7,611,438
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.950%	03/01/17	29,568	29,848,009

				92,713,900

Machinery - Construction & Mining
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, GMTN	1.700%	06/16/18	500	503,998

Machinery - Diversified — 0.4%
CNH Capital LLC, Gtd. Notes(c)	3.250%	02/01/17	13,125	13,092,187
Roper Technologies, Inc., Sr. Unsec’d. Notes	1.850%	11/15/17	6,770	6,776,005
Xylem, Inc., Sr. Unsec’d. Notes	3.550%	09/20/16	20,030	20,047,847

				39,916,039

Media — 2.8%
21st Century Fox America, Inc., Gtd. Notes	5.650%	08/15/20	7,180	8,218,522
21st Century Fox America, Inc., Gtd. Notes	8.000%	10/17/16	30,452	31,540,964
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	2.625%	09/16/19	4,900	4,950,847

British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	6.100%		02/15/18	10,000	10,733,330
CBS Corp., Gtd. Notes	1.950%		07/01/17	7,702	7,743,760
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	6.500%		04/30/21	400	414,204
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	4.464%		07/23/22	49,305	51,536,939
CSC Holdings LLC, Sr. Unsec’d. Notes(c)	7.625%		07/15/18	4,698	5,073,840
DISH DBS Corp., Gtd. Notes	4.250%		04/01/18	10,000	10,247,900
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%		04/15/19	23,725	24,090,436
NBCUniversal Media LLC, Gtd. Notes	4.375%		04/01/21	5,355	5,987,977
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	2.800%		06/15/20	500	500,901
Thomson Reuters Corp., Sr. Unsec’d. Notes	1.300%		02/23/17	8,700	8,684,479
Time Warner Cable, Inc., Gtd. Notes	5.850%		05/01/17	11,068	11,537,660
Time Warner Cable, Inc., Gtd. Notes(c)	6.750%		07/01/18	9,162	10,080,243
Time Warner Cable, Inc., Gtd. Notes	8.250%		04/01/19	9,759	11,361,184
Time Warner Cable, Inc., Gtd. Notes	8.750%		02/14/19	10,135	11,866,960
Time Warner, Inc., Gtd. Notes	2.100%		06/01/19	24,000	24,206,832
Viacom, Inc., Sr. Unsec’d. Notes	2.500%		12/15/16	9,025	9,071,027
Viacom, Inc., Sr. Unsec’d. Notes	2.500%		09/01/18	6,290	6,334,672
Viacom, Inc., Sr. Unsec’d. Notes	6.250%		04/30/16	3,864	3,878,710

					258,061,387

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(c)	6.250	%(a)	10/19/75	7,870	7,938,863

Miscellaneous Manufacturing — 0.7%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.750%		04/15/19	7,150	6,202,625
Crane Co., Sr. Unsec’d. Notes	2.750%		12/15/18	9,500	9,680,481
Eaton Corp., Gtd. Notes	1.500%		11/02/17	12,250	12,262,458
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN	6.000%		08/07/19	2,864	3,301,834
General Electric Co., Sr. Unsec’d. Notes	5.250%		12/06/17	6,022	6,453,326
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	2.875%		01/15/19	3,715	3,798,915
Koppers, Inc., Gtd. Notes(c)	7.875%		12/01/19	4,000	3,995,000
Pentair Finance SA (United Kingdom), Gtd. Notes	1.875%		09/15/17	4,100	4,088,434
Textron, Inc., Sr. Unsec’d. Notes	4.625%		09/21/16	14,650	14,869,149

					64,652,222

Office/Business Equipment
Xerox Corp., Sr. Unsec’d. Notes	2.950%		03/15/17	2,010	2,022,080

Oil & Gas — 2.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(c)	4.850%		03/15/21	23,965	24,219,197
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.375%		05/10/18	15,300	15,209,883
Conocophillips Co., Gtd. Notes	4.200%		03/15/21	11,590	12,103,611
Devon Energy Corp., Sr. Unsec’d. Notes(c)	2.250%		12/15/18	11,900	11,106,139
Exxon Mobil Corp., Sr. Unsec’d. Notes	2.222%		03/01/21	40,925	41,649,454
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	7.250%		12/15/19	3,291	3,637,562
Nabors Industries, Inc., Gtd. Notes	2.350%		09/15/16	2,485	2,475,314
Nabors Industries, Inc., Gtd. Notes	6.150%		02/15/18	15,755	15,682,385
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%		12/15/21	400	399,313
Noble Holding International Ltd., Gtd. Notes(c)	2.500%		03/15/17	3,095	2,928,644
Phillips 66, Gtd. Notes	2.950%		05/01/17	6,430	6,548,511
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.650%		03/15/17	5,250	5,428,757
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	19,140	20,527,650
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%		06/01/18	12,218	13,061,274
Transocean, Inc., Gtd. Notes	3.000%		10/15/17	9,600	9,120,000
Transocean, Inc., Gtd. Notes(c)	5.800%		12/15/16	3,375	3,364,875

					187,462,569

Oil & Gas Services — 0.9%
Cameron International Corp., Sr. Unsec’d. Notes	6.375%	07/15/18	4,742	5,237,686
Halliburton Co., Sr. Unsec’d. Notes(c)	2.700%	11/15/20	27,620	28,040,487
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	1.350%	12/01/17	5,360	5,243,195
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	2.350%	12/21/18	12,920	13,004,755
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%	12/21/20	10,125	10,265,079
Weatherford International Ltd., Gtd. Notes(c)	6.000%	03/15/18	14,700	14,185,500
Weatherford International Ltd., Gtd. Notes(c)	6.350%	06/15/17	10,350	10,246,500

				86,223,202

Packaging & Containers — 0.3%
Ball Corp., Gtd. Notes(c)	4.375%	12/15/20	1,940	2,018,812
Rock-Tenn Co., Gtd. Notes	4.450%	03/01/19	12,675	13,253,094
WestRock RKT Co., Gtd. Notes	3.500%	03/01/20	11,515	11,675,266

				26,947,172

Pharmaceuticals — 4.8%
AbbVie, Inc., Sr. Unsec’d. Notes	1.750%	11/06/17	39,375	39,557,228
AbbVie, Inc., Sr. Unsec’d. Notes(c)	2.000%	11/06/18	15,000	15,157,470
AbbVie, Inc., Sr. Unsec’d. Notes	2.500%	05/14/20	46,995	47,844,294
Actavis Funding SCS, Gtd. Notes	2.450%	06/15/19	6,530	6,600,740
Actavis Funding SCS, Gtd. Notes	3.000%	03/12/20	53,525	55,034,833
Actavis, Inc., Sr. Unsec’d. Notes	1.875%	10/01/17	18,710	18,789,780
Allergan, Inc., Sr. Unsec’d. Notes	5.750%	04/01/16	15,900	15,900,000
Baxalta, Inc., Sr. Unsec’d. Notes, 144A(c)	2.875%	06/23/20	35,210	35,149,404
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	2.375%	10/08/19	15,975	16,465,784
Cardinal Health, Inc., Sr. Unsec’d. Notes	1.700%	03/15/18	9,455	9,478,609
Cardinal Health, Inc., Sr. Unsec’d. Notes	1.900%	06/15/17	8,050	8,102,953
Express Scripts Holding Co., Gtd. Notes	2.250%	06/15/19	25,000	25,181,850
Express Scripts Holding Co., Gtd. Notes	2.650%	02/15/17	26,467	26,812,659
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	4.375%	02/01/19	10,000	10,610,240
McKesson Corp., Sr. Unsec’d. Notes	2.284%	03/15/19	24,800	25,098,443
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	3.000%	11/15/20	17,255	17,731,480
Medco Health Solutions, Inc., Gtd. Notes	4.125%	09/15/20	2,000	2,118,590
Medco Health Solutions, Inc., Gtd. Notes	7.125%	03/15/18	2,810	3,089,544
Mylan, Inc., Gtd. Notes	2.600%	06/24/18	7,855	7,857,906
Mylan, Inc., Gtd. Notes, 144A	3.000%	12/15/18	4,090	4,146,127
Mylan, Inc., Sr. Unsec’d. Notes	2.550%	03/28/19	3,195	3,198,380
Perrigo Co. PLC, Sr. Unsec’d. Notes	2.300%	11/08/18	8,350	8,341,967
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	2.400%	11/10/16	18,420	18,534,922
Zoetis, Inc., Sr. Unsec’d. Notes	1.875%	02/01/18	10,650	10,639,904
Zoetis, Inc., Sr. Unsec’d. Notes	3.450%	11/13/20	11,430	11,742,473

				443,185,580

Pipelines — 1.6%
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650%	11/15/18	5,610	5,570,023
Columbia Pipeline Group, Inc., Gtd. Notes, 144A	2.450%	06/01/18	8,745	8,657,165
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	10,000	8,605,340
DCP Midstream Operating LP, Gtd. Notes(c)	2.500%	12/01/17	8,990	8,563,038
DCP Midstream Operating LP, Gtd. Notes(c)	2.700%	04/01/19	4,560	4,073,608
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	6.500%	04/01/20	5,000	5,325,685
Enable Midstream Partners LP, Gtd. Notes	2.400%	05/15/19	6,545	5,705,074
Enterprise Products Operating LLC, Gtd. Notes	1.650%	05/07/18	8,305	8,274,820
Enterprise Products Operating LLC, Gtd. Notes(c)	2.550%	10/15/19	14,680	14,719,122
Enterprise Products Operating LLC, Gtd. Notes	6.650%	04/15/18	3,400	3,678,695

Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	2.650%	02/01/19	8,300	8,197,561
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	6.000%	02/01/17	4,900	5,044,824
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.650%	10/15/16	3,990	4,077,792
ONEOK Partners LP, Gtd. Notes	2.000%	10/01/17	13,030	12,619,177
ONEOK Partners LP, Gtd. Notes(c)	3.200%	09/15/18	9,185	8,890,860
Phillips 66 Partners LP, Sr. Unsec’d. Notes	2.646%	02/15/20	3,535	3,404,378
Spectra Energy Partners LP, Sr. Unsec’d. Notes	2.950%	09/25/18	14,115	14,170,401
Western Gas Partners LP, Sr. Unsec’d. Notes	2.600%	08/15/18	7,142	6,787,100
Williams Partners LP, Sr. Unsec’d. Notes	5.250%	03/15/20	12,042	11,539,836
Williams Partners LP/Williams Partners Finance Corp., Sr. Unsec’d. Notes	7.250%	02/01/17	1,000	1,024,834

				148,929,333

Real Estate — 0.4%
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	1.750%	09/15/17	16,900	16,835,729
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	2.700%	09/17/19	1,500	1,510,196
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	3.250%	10/05/20	13,485	13,773,768

				32,119,693

Real Estate Investment Trusts (REITs) — 1.3%
Digital Realty Trust LP, Gtd. Notes	3.400%	10/01/20	6,235	6,374,059
ERP Operating LP, Sr. Unsec’d. Notes	2.375%	07/01/19	11,370	11,444,712
Government Properties Income Trust, Sr. Unsec’d. Notes	3.750%	08/15/19	5,100	5,215,683
Kimco Realty Corp., Sr. Unsec’d. Notes	5.700%	05/01/17	3,235	3,370,656
Liberty Property LP, Sr. Unsec’d. Notes	4.750%	10/01/20	6,000	6,479,448
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17	13,340	13,320,417
Realty Income Corp., Sr. Unsec’d. Notes	2.000%	01/31/18	7,800	7,829,765
Realty Income Corp., Sr. Unsec’d. Notes	5.950%	09/15/16	1,700	1,730,250
Realty Income Corp., Sr. Unsec’d. Notes(c)	6.750%	08/15/19	4,585	5,227,588
Regency Centers LP, Gtd. Notes	6.000%	06/15/20	1,865	2,100,919
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	2.375%	11/05/19	9,100	9,119,774
Select Income Reit, Sr. Unsec’d. Notes	2.850%	02/01/18	7,444	7,449,241
Simon Property Group LP, Sr. Unsec’d. Notes	2.200%	02/01/19	12,200	12,383,976
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	1,685	1,701,958
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	2.000%	02/15/18	8,035	8,045,349
Vornado Realty LP, Sr. Unsec’d. Notes	2.500%	06/30/19	13,815	13,929,402
Weyerhaeuser Co., Sr. Unsec’d. Notes(c)	7.375%	10/01/19	7,607	8,730,318

				124,453,515

Retail — 2.0%
Autozone, Inc., Sr. Unsec’d. Notes	2.500%	04/15/21	6,310	6,327,599
CVS Health Corp., Sr. Unsec’d. Notes(c)	2.250%	12/05/18	24,250	24,839,299
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	08/12/19	20,350	20,859,544
CVS Health Corp., Sr. Unsec’d. Notes(c)	2.800%	07/20/20	59,833	62,097,858
Dollar General Corp., Sr. Unsec’d. Notes	1.875%	04/15/18	26,920	27,077,967
Home Depot Inc. (The), Sr. Unsec’d. Notes	2.000%	04/01/21	16,275	16,438,043
Macy’s Retail Holdings, Inc., Gtd. Notes	5.900%	12/01/16	8,844	9,114,237
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	1.750%	11/17/17	5,755	5,767,776
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	2.700%	11/18/19	11,240	11,472,735
Yum! Brands, Inc., Sr. Unsec’d. Notes	6.250%	04/15/16	5,300	5,305,300

				189,300,358

Semiconductors — 0.3%
KLA-Tencor Corp., Sr. Unsec’d. Notes	2.375%	11/01/17	3,345	3,360,768

KLA-Tencor Corp., Sr. Unsec’d. Notes	3.375%	11/01/19	2,550	2,591,162
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%	11/15/18	13,825	13,900,526
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18	8,825	8,935,313

				28,787,769

Software — 1.1%
CA, Inc., Sr. Unsec’d. Notes	2.875%	08/15/18	7,865	7,993,742
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700%	03/01/21	11,115	11,554,487
Fidelity National Information Services, Inc., Gtd. Notes	1.450%	06/05/17	2,090	2,073,928
Fidelity National Information Services, Inc., Gtd. Notes	2.000%	04/15/18	7,500	7,458,720
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	7,180	7,297,027
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	9,570	9,890,834
Fiserv, Inc., Sr. Unsec’d. Notes	2.700%	06/01/20	15,210	15,469,787
Intuit, Inc., Sr. Unsec’d. Notes	5.750%	03/15/17	4,537	4,714,714
Oracle Corp., Sr. Unsec’d. Notes(c)	2.375%	01/15/19	27,340	28,341,601
Oracle Corp., Sr. Unsec’d. Notes	2.800%	07/08/21	2,690	2,816,081

				97,610,921

Telecommunications — 7.4%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16	24,770	24,873,613
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	11,400	12,613,769
AT&T, Inc., Sr. Unsec’d. Notes	1.600%	02/15/17	34,100	34,225,863
AT&T, Inc., Sr. Unsec’d. Notes	1.700%	06/01/17	3,000	3,016,008
AT&T, Inc., Sr. Unsec’d. Notes	1.750%	01/15/18	14,900	14,947,337
AT&T, Inc., Sr. Unsec’d. Notes	2.400%	08/15/16	6,925	6,966,966
AT&T, Inc., Sr. Unsec’d. Notes	2.400%	03/15/17	14,850	15,023,314
AT&T, Inc., Sr. Unsec’d. Notes	2.450%	06/30/20	77,815	78,851,574
AT&T, Inc., Sr. Unsec’d. Notes	2.950%	05/15/16	15,420	15,456,114
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	7,300	7,768,061
AT&T, Inc., Sr. Unsec’d. Notes	4.600%	02/15/21	4,700	5,141,960
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	2.350%	02/14/19	6,800	6,930,036
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	5.950%	01/15/18	33,835	36,485,803
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes	2.381%	12/15/17	15,090	15,218,627
CenturyLink, Inc., Sr. Unsec’d. Notes(c)	5.150%	06/15/17	10,450	10,659,000
Cisco Systems, Inc., Sr. Unsec’d. Notes(c)	2.200%	02/28/21	9,990	10,188,761
Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	2.250%	03/06/17	20,425	20,605,557
Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	3.125%	04/11/16	8,800	8,803,203
Embarq Corp., Sr. Unsec’d. Notes (original cost $9,496,667; purchased 02/13/12)(d)(e)	7.082%	06/01/16	8,480	8,534,518
Nippon Telegraph & Telephone Corp. (Japan), Sec’d. Notes	1.400%	07/18/17	8,720	8,721,107
Orange SA (France), Sr. Unsec’d. Notes	2.750%	09/14/16	10,225	10,300,900
Orange SA (France), Sr. Unsec’d. Notes	2.750%	02/06/19	21,115	21,763,357
Orange SA (France), Sr. Unsec’d. Notes	5.375%	07/08/19	4,828	5,369,383
Qwest Corp., Sr. Unsec’d. Notes	6.500%	06/01/17	8,500	8,850,625
Qwest Corp., Sr. Unsec’d. Notes	8.375%	05/01/16	8,679	8,724,565
Telefonica Emisiones SAU (Spain), Gtd. Notes	3.192%	04/27/18	28,700	29,444,478
Telefonos de Mexico Sab de CV (Mexico), Gtd. Notes(c)	5.500%	11/15/19	8,700	9,720,632
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.100%	11/01/17	13,100	13,066,831
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.000%	11/01/16	29,575	29,782,025

Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%	02/21/20	76,469	78,681,860
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	09/15/20	40,000	44,160,920
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.350%	04/01/19	30,000	33,990,000
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	1.250%	09/26/17	19,270	19,227,009
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	1.625%	03/20/17	24,750	24,847,268

				682,961,044

Toys, Games & Hobbies
Mattel, Inc., Sr. Unsec’d. Notes	2.500%	11/01/16	4,000	4,030,108

Transportation — 0.6%
CSX Corp., Sr. Unsec’d. Notes	6.250%	03/15/18	11,608	12,638,906
CSX Corp., Sr. Unsec’d. Notes	7.375%	02/01/19	15,175	17,463,269
Federal Express Corp., Series 2012, Pass-Through Trust, Pass-Through Certificates, 144A	2.625%	01/15/18	2,935	2,954,591
Norfolk Southern Corp., Sr. Unsec’d. Notes	7.700%	05/15/17	6,810	7,276,860
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650%	03/02/20	7,480	7,463,035
United Parcel Service, Inc., Sr. Unsec’d. Notes	5.125%	04/01/19	5,400	5,998,666

				53,795,327

Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $6,583,156; purchased 06/12/14)(d)(e)	2.500%	06/15/19	6,585	6,547,209
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $17,698,742; purchased 07/16/15)(c)(d)(e)	3.200%	07/15/20	17,770	17,779,542
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $198,826; purchased 02/02/16)(d)(e)	3.300%	04/01/21	200	199,288

				24,526,039

TOTAL CORPORATE BONDS (cost $8,036,033,912)				8,104,110,894

FOREIGN AGENCIES — 1.1%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	1.750%	05/09/18	8,450	8,393,926
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A(c)	2.150%	01/22/19	12,900	13,049,588
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A(c)	2.350%	10/13/20	12,350	12,475,933
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.875%	05/04/17	9,500	9,754,667
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%	05/20/16	15,595	15,537,298
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	46,030	46,137,710

TOTAL FOREIGN AGENCIES (cost $104,579,728)				105,349,122

U.S. TREASURY OBLIGATION
U.S. Treasury Notes (cost $2,040,182)	1.125%	02/28/21	2,065	2,056,529

SOVEREIGN BOND — 0.1%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, EMTN (cost $8,299,092)	5.950%	03/19/19	7,556	8,424,940

			Shares
PREFERRED STOCK
Banks
Citigroup Capital XIII, 6.988% (Capital Security, fixed to floating preferred)(a) (cost $3,342,000)			132,000	3,470,280

TOTAL LONG-TERM INVESTMENTS (cost $9,076,726,727)				9,137,412,794

SHORT-TERM INVESTMENT — 6.6%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $607,059,256; includes $480,893,888 of cash collateral for securities on loan)(h)(i)			607,059,256	607,059,256

TOTAL INVESTMENTS — 105.2% (cost $9,683,785,983)(j)				9,744,472,050
Liabilities in excess of other assets(k) — (5.2)%				(480,732,939)

NET ASSETS 100.0%				$9,263,739,111

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDS	Credit Default Swap
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
OTC	Over-the-counter
REIT	Real Estate Investment Trust

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $23,235,949 and 0.3% of net assets.
#	Principal or notional amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $469,736,694; cash collateral of $480,893,888 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $92,364,587. The aggregate value, $91,251,411, is approximately 1.0% of net assets.
(f)	Represents issuer in default on interest payments and or principal payment; non-income producing security.
(g)	Security is post-maturity.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(j)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$9,834,314,261

Appreciation	90,504,753
Depreciation	(180,346,964)

Net Unrealized Depreciation	$(89,842,211)

The book basis may differ from tax basis due to certain tax-related adjustments.

(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)(2)
	Long Positions:
3,703	2 Year U.S. Treasury Notes	Jun. 2016	$809,787,252	$810,031,250	$243,998
3,576	5 Year U.S. Treasury Notes	Jun. 2016	433,040,046	433,282,687	242,641

					486,639

	Short Position:
1,434	10 Year U.S. Treasury Notes	Jun. 2016	186,823,757	186,980,156	(156,399)

					$330,240

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.
(2)	Cash of $2,000,000 has been segregated with JPMorgan Chase to cover requirements for open futures contracts as of March 31, 2016.

Credit default swap agreements outstanding at March 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at March 31, 2016(3)	Fair Value(5)(6)	Upfront Premiums Paid (Received)	Unrealized (Depreciation)	Counterparty
OTC credit default swap on corporate issues—Buy Protection(1):
Weatherford International Ltd.	03/20/18	1.000%	14,700	4.381%	$921,351	$1,283,330	$(361,979)	Morgan Stanley

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at March 31, 2016(3)	Fair Value(5)(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swap on corporate issues—Sell Protection(2):
Berkshire Hathaway, Inc.	03/20/17	1.000%	15,000	0.253%	$114,248	$(359,547)	$473,795	Credit Suisse First Boston Corp.

The Fund entered into credit default swaps (‘CDS’) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$450,490,388	$19,900,000
Commercial Mortgage-Backed Securities	—	443,610,641	—
Corporate Bonds	—	8,100,774,945	3,335,949
Foreign Agencies	—	105,349,122	—
U.S. Treasury Obligation	—	2,056,529	—
Sovereign Bond	—	8,424,940	—
Preferred Stock	3,470,280	—	—
Affiliated Mutual Fund	607,059,256	—	—
Other Financial Instruments*
Futures Contracts	330,240	—	—
OTC Credit Default Swap Agreements	—	1,035,599	—

Total	$610,859,776	$9,111,742,164	$23,235,949

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Short-Term Corporate Bond Fund, Inc,

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     May 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     May 11, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date     May 11, 2016

*	Print the name and title of each signing officer under his or her signature.